INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY (Details)	12 Months Ended
Dec. 31, 2022
Argo innovation Labs Inc.
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	Argo Innovation Labs Inc.
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Innovation Labs Limited
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	Argo Innovation Labs Limited
Country of Incorporation	UK
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Innovation Facilities (US) Inc.
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	Argo Innovation Facilities (US) Inc.
Country of Incorporation	USA
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
9377-2556 Quebec Inc.
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	9377-2556 Quebec Inc.
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
9366-5230 Quebec Inc.
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	9366-5230 Quebec Inc.
Country of Incorporation	Canada
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Holdings US Inc.
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	Argo Holdings US Inc.
Country of Incorporation	USA
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%
Argo Operating US LLC
INVESTMENT IN SUBSIDIARIES
Name of Undertaking	Argo Operating US LLC
Country of Incorporation	USA
Ownership Interest (%)	100.00%
Voting Power Held (%)	100.00%